Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2014
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE TAX FREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000352667
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 19, 2015
Prospectus Date	rr_ProspectusDate	Oct. 30, 2014
Ohio Tax-Free Money Market Fund (Prospectus Summary) | Ohio Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOHXX
Ohio Tax-Free Money Market Fund (Prospectus Summary) | Ohio Tax-Free Money Market Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIOXX